Dividends on ordinary shares	6 Months Ended
Jun. 30, 2022
Dividends on ordinary shares [Abstract]
Dividends on ordinary shares	Dividends on ordinary shares
A half year dividend for 2022 of 2.25p (H121: 2p) per ordinary share will be paid on 16 September 2022 to shareholders on the register on 12 August 2022.

	Half year ended 30.06.22		Half year ended 30.06.21
	Per share	Total	Per share	Total
Dividends paid during the period	p	£m	p	£m
Full year dividend paid during period	4.0	664	1.0	173
For qualifying American Depositary Receipt (ADR) holders, the half year dividend of 2.25p per ordinary share becomes 9.0p per American Depositary Share (representing 4 shares). The depositary bank will post the half year dividend on 16 September 2022 to ADR holders on the record at close of business on 12 August 2022.
The Directors have confirmed their intention to initiate a share buyback of up to £500m after the balance sheet date. The share buyback is expected to commence in the third quarter of 2022. The financial statements for the six months ended 30 June 2022 do not reflect the impact of the proposed share buyback, which will be accounted for as and when shares are repurchased by the Company.